Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Trading loans, securities, and other1
Trading loans, securities, and other	$ 148,133	$ 147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	11,426	9,390
Derivatives
Derivatives	75,883	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,755	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	71,240	79,066
Securities purchased under reverse repurchase agreements	161,275	167,284
FINANCIAL LIABILITIES
Trading deposits	18,604	22,891
Derivatives
Derivatives	72,960	57,122
Securitization liabilities at fair value	12,671	13,505
Financial liabilities designated at fair value through profit or loss	139,805	113,988
Obligations related to securities sold short	50,068	42,384
Obligations related to securities sold under repurchase agreements	126,946	144,097
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	148,133	147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	11,426	9,390
Derivatives
Derivatives	75,883	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,755	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	71,240	79,066
Securities purchased under reverse repurchase agreements	7,739	7,992
FINANCIAL LIABILITIES
Trading deposits	18,604	22,891
Derivatives
Derivatives	72,960	57,122
Securitization liabilities at fair value	12,671	13,505
Financial liabilities designated at fair value through profit or loss	139,805	113,988
Obligations related to securities sold short	50,068	42,384
Obligations related to securities sold under repurchase agreements	5,971	5,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,806	11,196
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,726	12,519
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,049	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,151	18,143
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,277	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,427	19,300
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,427	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,762	6,564
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,728	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	78	1,254
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,493	5,970
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,396	12,395
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,830	6,981
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,149	8,104
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	48,549	60,124
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,182	4,599
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,391	12,405
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,011	14,639
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6	9
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,983	7,053
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,755	4,564
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,443	2,337
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,935	1,602
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	14,085	10,290
Derivatives
Derivatives	12,647	11,683
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	53,093	35,819
Derivatives
Derivatives	49,751	35,174
Recurring fair value measurement [member] | Credit Derivatives [Member]
Derivatives
Derivatives	33	57
Derivatives
Derivatives	158	347
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	3,958	5,362
Derivatives
Derivatives	7,256	8,014
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	4,714	2,899
Derivatives
Derivatives	3,148	1,904
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	65,288	74,146
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	185	166
Derivatives
Derivatives	634	406
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,231	2,989
Derivatives
Derivatives	419	342
Financial liabilities designated at fair value through profit or loss	38
Obligations related to securities sold short	3,373	2,015
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	580	294
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	385
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	48,535	59,933
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,846	2,989
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	16,173	13,919
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	185	166
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	117	12
Derivatives
Derivatives	96	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	48	26
Derivatives
Derivatives	39	28
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	9	3
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	460	365
Derivatives
Derivatives	284	300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	82,839	73,405
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,330	8,461
Derivatives
Derivatives	75,176	53,974
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,755	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	66,621	74,404
Securities purchased under reverse repurchase agreements	7,739	7,992
FINANCIAL LIABILITIES
Trading deposits	18,302	22,750
Derivatives
Derivatives	72,319	56,601
Securitization liabilities at fair value	12,671	13,505
Financial liabilities designated at fair value through profit or loss	139,757	113,912
Obligations related to securities sold short	46,695	40,360
Obligations related to securities sold under repurchase agreements	5,971	5,126
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,226	10,902
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,726	12,519
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,049	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,151	18,143
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,277	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,042	19,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,427	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,762	6,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,728	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	78	1,254
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,493	5,970
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,390	12,389
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,830	6,981
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,096	8,040
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14	158
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	1
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,391	12,405
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	838	720
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6	9
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,887	6,127
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,755	4,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,443	2,334
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,935	1,602
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	13,967	10,277
Derivatives
Derivatives	12,392	11,580
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	53,044	35,786
Derivatives
Derivatives	49,711	35,146
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Derivatives [Member]
Derivatives
Derivatives	33	57
Derivatives
Derivatives	158	347
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	3,949	5,359
Derivatives
Derivatives	7,213	7,932
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	4,183	2,495
Derivatives
Derivatives	2,845	1,596
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6	39
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	911	763
Derivatives
Derivatives	73	47
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,388	1,673
FINANCIAL LIABILITIES
Trading deposits	302	141
Derivatives
Derivatives	222	179
Financial liabilities designated at fair value through profit or loss	10	76
Obligations related to securities sold short		9
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6	6
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	53	64
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other		33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,335	1,609
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	911	760
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss		3
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	1	1
Derivatives
Derivatives	159	89
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	1	7
Derivatives
Derivatives	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	43	82
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	71	39
Derivatives
Derivatives	$ 19	$ 8